Segment analysis - Geographical Information on Non-Current Assets (Details) - USD ($) $ in Millions	Jul. 31, 2021	Jul. 31, 2020
Disclosure of operating segments [line items]
Group	$ 4,508	$ 4,746
USA
Disclosure of operating segments [line items]
Group	4,242	4,134
Canada
Disclosure of operating segments [line items]
Group	263	255
UK
Disclosure of operating segments [line items]
Group	$ 3	$ 357